Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Of Assets And Liabilities

Note 22 – Fair Value of Assets & Liabilities

FHN groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. This hierarchy requires FHN to maximize the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Each fair value measurement is placed into the proper level based on the lowest level of significant input. These levels are:

  Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets.
  Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
  Level 3 - Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

Transfers between fair value levels are recognized at the end of the fiscal quarter in which the associated change in inputs occurs.

Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$70,472	$-	$70,472
Government agency issued MBS	-	231,398	-	231,398
Government agency issued CMO	-	55,515	-	55,515
Other U.S. government agencies	-	108,265	-	108,265
States and municipalities	-	30,814	-	30,814
Corporate and other debt	-	297,440	5	297,445
Equity, mutual funds, and other	-	614	-	614
Total trading securities - capital markets	-	794,518	5	794,523
Trading securities - mortgage banking:
Principal only	-	-	5,110	5,110
Interest only	-	-	2,085	2,085
Total trading securities - mortgage banking	-	-	7,195	7,195
Loans held-for-sale	-	-	230,456	230,456
Securities available-for-sale:
U.S. treasuries	-	39,996	-	39,996
Government agency issued MBS	-	823,689	-	823,689
Government agency issued CMO	-	2,290,937	-	2,290,937
Other U.S. government agencies	-	-	2,326	2,326
States and municipalities	-	13,655	1,500	15,155
Venture capital	-	-	4,300	4,300
Equity, mutual funds, and other	23,259	-	-	23,259
Total securities available-for-sale	23,259	3,168,277	8,126	3,199,662
Mortgage servicing rights	-	-	72,793	72,793
Other assets:
Deferred compensation assets	23,880	-	-	23,880
Derivatives, forwards and futures	3,020	-	-	3,020
Derivatives, interest rate contracts	-	178,846	-	178,846
Total other assets	26,900	178,846	-	205,746
Total assets	$50,159	$4,141,641	$318,575	$4,510,375
Trading liabilities - capital markets:
U.S. treasuries	$-	$210,096	$-	$210,096
Government agency issued MBS	-	854	-	854
Other U.S. government agencies	-	3,900	-	3,900
Corporate and other debt	-	153,498	-	153,498
Total trading liabilities - capital markets	-	368,348	-	368,348
Other liabilities:
Derivatives, forwards and futures	4,343	-	-	4,343
Derivatives, interest rate contracts	-	147,021	-	147,021
Derivatives, other	-	1	2,915	2,916
Total other liabilities	4,343	147,022	2,915	154,280
Total liabilities	$4,343	$515,370	$2,915	$522,628

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$97,965	$-	$97,965
Government agency issued MBS	-	360,400	-	360,400
Government agency issued CMO	-	209,869	-	209,869
Other U.S. government agencies	-	279,164	-	279,164
States and municipalities	-	35,178	-	35,178
Corporate and other debt	-	244,022	5	244,027
Equity, mutual funds, and other	-	18,130	-	18,130
Total trading securities - capital markets	-	1,244,728	5	1,244,733
Trading securities - mortgage banking:
Principal only	-	-	5,480	5,480
Interest only	-	-	12,507	12,507
Total trading securities - mortgage banking	-	-	17,987	17,987
Loans held-for-sale	-	2,349	221,094	223,443
Securities available-for-sale:
U.S. treasuries	-	39,999	-	39,999
Government agency issued MBS	-	1,136,580	-	1,136,580
Government agency issued CMO	-	1,649,211	-	1,649,211
Other U.S. government agencies	-	-	3,753	3,753
States and municipalities	-	13,755	1,500	15,255
Corporate and other debt	510	-	-	510
Venture capital	-	-	4,300	4,300
Equity, mutual funds, and other	14,767	-	-	14,767
Total securities available-for-sale	15,277	2,839,545	9,553	2,864,375
Mortgage servicing rights	-	-	114,311	114,311
Other assets:
Deferred compensation assets	22,477	-	-	22,477
Derivatives, forwards and futures	1,850	-	-	1,850
Derivatives, interest rate contracts	-	290,617	-	290,617
Derivatives, other	-	5	-	5
Total other assets	24,327	290,622	-	314,949
Total assets	$39,604	$4,377,244	$362,950	$4,779,798
Trading liabilities - capital markets:
U.S. treasuries	$-	$376,790	$-	$376,790
Government agency issued MBS	-	43	-	43
Other U.S. government agencies	-	21,887	-	21,887
States and municipalities	-	960	-	960
Corporate and other debt	-	164,749	-	164,749
Total trading liabilities - capital markets	-	564,429	-	564,429

Other short-term borrowings	-	-	11,156	11,156
Other liabilities:
Derivatives, forwards and futures	2,546	-	-	2,546
Derivatives, interest rate contracts	-	197,548	-	197,548
Derivatives, other	-	-	2,175	2,175
Total other liabilities	2,546	197,548	2,175	202,269
Total liabilities	$2,546	$761,977	$13,331	$777,854

Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the twelve months ended December 31, 2013, 2012 and 2011, on a recurring basis are summarized as follows:

	Twelve Months Ended December 31, 2013
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2013	$17,992		$221,094		$5,253	$4,300		$114,311		$(2,175)		$(11,156)
Total net gains/(losses) included in:
Net income	5,028		(4,387)		-	-		20,182		(2,013)		(3)
Other comprehensive income	-		-		(114)	-		-		-		-
Purchases	-		69,929		-	-		-		-		-
Issuances	-		-		-	-		-		-		-
Sales	(7,784)		-		-	-		(39,633)		-		11,159
Settlements	(8,036)		(40,369)		(1,313)	-		(22,067)		1,273		-
Net transfers into/(out of) Level 3	-		(15,811)	(c)	-	-		-		-		-
Balance on December 31, 2013	$7,200		$230,456		$3,826	$4,300		$72,793		$(2,915)		$-
Net unrealized gains/(losses) included in net income	$1,237	(a)	$(4,387)	(a)	$-	$-	(b)	$17,394	(a)	$2,013	(d)	$-	(a)

	Twelve Months Ended December 31, 2012
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2012	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Total net gains/(losses) included in:
Net income	3,678		(2,618)		-	371		(5,075)		(1,757)		3,677
Other comprehensive income	-		-		(234)	-		-		-		-
Purchases	-		60,111		-	-		-		-		-
Issuances	-		-		-	-		-		-		-
Sales	-		-		-	(8,250)		-		-		-
Settlements	(9,225)		(27,032)		(1,775)	-		(24,683)		11,402		-
Net transfers into/(out of) Level 3	5,480		(19,854)	(c)	-	-		-		-		-
Balance on December 31, 2012	$17,992		$221,094		$5,253	$4,300		$114,311		$(2,175)		$(11,156)
Net unrealized gains/(losses) included in net income	$2,084	(a)	$(2,618)	(a)	$-	$(4,700)	(b)	$(3,957)	(a)	$(1,757)	(d)	$3,677	(a)

	Twelve Months Ended December 31, 2011
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	capital		rights		liabilities		borrowings
Balance on January 1, 2011	$26,478		$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796		(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-		-		(1,688)	-		-		-		-
Purchases	-		49,323		-	-		-		-		-
Issuances	-		-		-	-		-		(2,500)		-
Sales	(132)		-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)		(37,198)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-		(8,902)	(c)	-	-		-		-		-
Balance on December 31, 2011	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Net unrealized gains/(losses) included in net income	$2,205	(a)	$(368)	(a)	$-	$-	(b)	$(40,076)	(a)	$(9,414)	(d)	$12,476	(a)

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
  Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense.

In fourth quarter 2012, FHN determined that the level of market information on prepayment speeds and discount rates associated with its principal only trading securities had become more limited. In response, FHN increased its use of unobservable inputs and transferred these balances to Level 3.

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2013, 2012, and 2011, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

					Twelve Months Ended
	Carrying value at December 31, 2013				December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$6,185	$-	$6,185	$(122)
Loans held-for-sale - first mortgages	-	-	9,457	9,457	139
Loans, net of unearned income (a)	-	-	62,839	62,839	(3,109)
Real estate acquired by foreclosure (b)	-	-	45,753	45,753	(4,987)
Other assets (c)	-	-	66,128	66,128	(4,902)
					$(12,981)

					Twelve Months Ended
	Carrying value at December 31, 2012				December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$23,902	$-	$23,902	$15
Loans held-for-sale - first mortgages	-	-	12,054	12,054	(436)
Loans, net of unearned income (a)	-	-	117,064	117,064	(55,948)
Real estate acquired by foreclosure (b)	-	-	41,767	41,767	(9,422)
Other assets (c)	-	-	76,501	76,501	(8,248)
					$(74,039)

					Twelve Months Ended
	Carrying value at December 31, 2011				December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held-for-sale - first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)
					$(84,829)

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

In first quarter 2011, FHN recognized goodwill impairment of $10.1 million related to the contracted sale of FHI. In accordance with accounting requirements, FHN allocated a portion of the goodwill from the applicable reporting unit to the asset group held-for-sale in determining the carrying value of the disposal group. In determining the amount of impairment, FHN compared the carrying value of the disposal group to the estimated value of the contracted sale price, which primarily included observable inputs in the form of financial asset values but which also included certain nonobservable inputs related to the estimated values of post-closing events and contingencies. Thus, this measurement was considered a Level 3 valuation. Impairment of goodwill was recognized for the excess of the carrying amount over the fair value of the disposal group.

In first quarter 2013, third quarter 2012 and second quarter 2011, FHN exercised clean-up calls on first lien mortgage proprietary securitization trusts. In accordance with accounting requirements, FHN initially recognized the associated loans at fair value. Fair value was primarily determined through reference to observable inputs, including current market prices for similar loans. Since these loans were from the 2003 vintage, adjustments were made for the higher yields associated with the loans in comparison to more currently originated loans being sold. This resulted in recognition of an immaterial premium for these transactions.

Level 3 Measurements

The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2013 and 2012:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2013	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$7,195	Discounted cash flow	(a)	(a)
Loans held-for-sale - residential real estate	239,913	Discounted cash flow	Prepayment speeds - First mortgage	6% - 10%
			Prepayment speeds - Heloc	3% - 12%
			Credit spreads	2% - 4%
			Delinquency adjustment factor	15% - 25% added to credit spread
			Loss severity trends - First mortgage	50% - 60% of UPB
			Loss severity trends - Heloc	35% - 100% of UPB
			Draw Rate - Heloc	2% - 11%
Venture capital investments	4,300	Industry comparables	Adjustment for minority interest and small business status	40% - 50% discount
		Discounted cash flow	Discount rate	25% - 30%
			Earnings capitalization rate	20% - 25%
Mortgage servicing rights	72,793	Discounted cash flow	(a)	(a)
Derivative liabilities, other	2,915	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.0 billion
			Probability of resolution scenarios	15% - 45%
			Time until resolution	6 - 30 months
Loans, net of unearned income (b)	62,839	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction Values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (c)	45,753	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (d)	66,128	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2012	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$17,987	Discounted cash flow	(a)	(a)
Loans held-for-sale - residential real estate	233,148	Discounted cash flow	Prepayment speeds	6% - 10%
			Credit spreads	2% - 4%
			Delinquency adjustment factor	15% - 25% added to credit spread
			Loss severity trends	50% - 60% of UPB
Venture capital investments	4,300	Industry comparables	Adjustment for minority interest and small business status	40% - 50% discount
		Discounted cash flow	Discount Rate	25% - 30%
			Earnings capitalization rate	20% - 25%
Mortgage servicing rights	114,311	Discounted cash flow	(a)	(a)
Other short-term borrowings	11,156	Discounted cash flow	(b)	(b)
Derivative liabilities, other	2,175	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.0 billion
			Probability of resolution scenarios	10% - 50%
			Time until resolution	9 - 18 months
Loans, net of unearned income (c)	117,064	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates	20% - 50% of gross value
			Financial Statements/Auction Values	0% - 25% of reported value
Real estate acquired by foreclosure (d)	41,767	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (e)	76,501	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
  The inputs and associated ranges for Other short-term borrowings mirror those of the related MSR.
  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

Loans held-for-sale. Prepayment rates, credit spreads, delinquency adjustment factors and draw rates are significant unobservable inputs used in the fair value measurement of FHN's residential real estate loans held-for-sale. Loss severity trends are also assessed to evaluate the reasonableness of fair value estimates resulting from discounted cash flows methodologies as well as to estimate fair value for newly repurchased loans and loans that are near foreclosure. Significant increases (decreases) in any of these inputs in isolation would result in significantly lower (higher) fair value measurements. All observable and unobservable inputs are re-assessed monthly. Increases (decreases) in the draw rate estimates for HELOCs would increase (decrease) their fair value. Fair value measurements are reviewed at least monthly by FHN's Corporate Accounting Department.

Venture capital investments. The unobservable inputs used in the estimation of fair value for Venture capital investments are adjustments for minority interest and small business status when compared to industry comparables and the discount rate and earnings capitalization rate for a discounted cash flow analysis. For both valuation techniques, the inputs are intended to reflect the nature of the small business and the status of equity tranches held by FHN in relation to the overall valuation. The valuation of venture capital investments is reviewed at least quarterly by FHN's Equity Investment Review Committee. Changes in valuation are discussed with respect to the appropriateness of the adjustments in relation to the associated triggering events.

Derivative liabilities. The determination of fair value for FHN's derivative liabilities associated with its prior sales of Visa Class B shares include estimation of both the resolution amount for Visa's Covered Litigation matters as well as the length of time until the resolution occurs. Significant increases (decreases) in either of these inputs in isolation would result in significantly higher (lower) fair value measurements for the derivative liabilities. Additionally, FHN performs a probability weighted multiple resolution scenario to calculate the estimated fair value of these derivative liabilities. Assignment of higher (lower) probabilities to the larger potential resolution scenarios would result in an increase (decrease) in the estimated fair value of the derivative liabilities. The valuation inputs and process are discussed with senior and executive management when significant events affecting the estimate of fair value occur. Inputs are compared to information obtained from the public issuances and filings of Visa, Inc. as well as public information released by other participants in the applicable litigation matters.

Loans, net of unearned income and Real estate acquired by foreclosure. Collateral-dependent loans and Real estate acquired by foreclosure are primarily valued using appraisals based on sales of comparable properties in the same or similar markets. Multiple appraisal firms are utilized to ensure that estimated values are consistent between firms. This process occurs within FHN's Credit Risk Management and Loan Servicing functions (primarily consumer) and the Credit Risk Management Committee reviews valuation methodologies and loss information for reasonableness. Back testing is performed during the year through comparison to ultimate disposition values and is reviewed quarterly within the Credit Risk Management function. Other collateral (receivables, inventory, equipment, etc.) is valued through borrowing base certificates, financial statements and/or auction valuations. These valuations are discounted based on the quality of reporting, knowledge of the marketability/collectability of the collateral and historical disposition rates.

Other assets – tax credit investments. The estimated fair value of tax credit investments is generally determined in relation to the yield (i.e., future tax credits to be received) an acquirer of these investments would expect in relation to the yields experienced on current new issue and/or secondary market transactions. Thus, as tax credits are recognized, the future yield to a market participant is reduced, resulting in consistent impairment of the individual investments. Individual investments are reviewed for impairment quarterly, which may include the consideration of additional marketability discounts related to specific investments. Unusual valuation adjustments, and the associated triggering events, are discussed with senior and executive management, when appropriate. A portfolio review is conducted annually, with the assistance of a third party, to assess the reasonableness of current valuations.

Fair Value Option

FHN elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes under the Financial Instruments Topic (“ASC 825”). FHN determined that the election reduced certain timing differences and better matched changes in the value of such loans with changes in the value of derivatives used as economic hedges for these assets at the time of election. After the 2008 divestiture of certain mortgage banking operations and the significant decline of mortgage loans originated for sale, FHN discontinued hedging the mortgage warehouse.

Repurchased loans are recognized within loans held-for-sale at fair value at the time of repurchase, which includes consideration of the credit status of the loans and the estimated liquidation value. FHN has elected to continue recognition of these loans at fair value in periods subsequent to reacquisition. Due to the credit-distressed nature of the vast majority of repurchased loans and the related loss severities experienced upon repurchase, FHN believes that the fair value election provides a more timely recognition of changes in value for these loans that occur subsequent to repurchase. Absent the fair value election, these loans would be subject to valuation at the LOCOM value, which would prevent subsequent values from exceeding the initial fair value, determined at the time of repurchase but would require recognition of subsequent declines in value. Thus, the fair value election provides for a more timely recognition of any potential future recoveries in asset values while not affecting the requirement to recognize subsequent declines in value.

Prior to 2010, FHN transferred certain servicing assets in transactions that did not qualify for sale treatment due to certain recourse provisions. In fourth quarter 2013, these recourse provisions expired and the transaction was recognized as a sale. The associated proceeds were recognized within other short-term borrowings in the Consolidated Statements of Condition. Since the servicing assets were recognized at fair value and changes in the fair value of the related financing liabilities mirrored the change in fair value of the associated servicing assets, management elected to account for the financing liabilities at fair value. Since the servicing assets had already been delivered to the buyer, the fair value of the financing liabilities associated with the transaction did not reflect any instrument-specific credit risk.

The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2013
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$230,456	$378,326	$(147,870)
Nonaccrual loans	64,231	137,301	(73,070)
Loans 90 days or more past due and still accruing	7,765	15,854	(8,089)

	December 31, 2012
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$223,443	$343,450	$(120,007)
Nonaccrual loans	51,203	110,386	(59,183)
Loans 90 days or more past due and still accruing	9,111	20,839	(11,728)

Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Twelve Months Ended
	December 31
(Dollars in thousands)	2013	2012	2011
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$(4,387)	$(2,618)	$(368)
Other short-term borrowings	(3)	3,677	12,476

For the twelve months ended December 31, 2013 , 2012, and 2011, the amounts for residential real estate loans held-for-sale include losses of $1.5 million, $1.8 million, and $6.2 million, respectively, included in pretax earnings that are attributable to changes in instrument-specific credit risk. The portion of the fair value adjustments related to credit risk was determined based on both a quality adjustment for delinquencies and the full credit spread on the non-conforming loans. Interest income on residential real estate loans held-for-sale measured at fair value is calculated based on the note rate of the loan and is recorded in the interest income section of the Consolidated Statements of Income as interest on loans held-for-sale.

Determination of Fair Value

In accordance with ASC 820-10-35, fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following describes the assumptions and methodologies used to estimate the fair value of financial instruments and MSR recorded at fair value in the Consolidated Statements of Condition and for estimating the fair value of financial instruments for which fair value is disclosed under ASC 825-10-50.

Short-term financial assets. Federal funds sold, securities purchased under agreements to resell, and interest bearing deposits with other financial institutions and the Federal Reserve are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Trading securities and trading liabilities. Trading securities and trading liabilities are recognized at fair value through current earnings. Trading inventory held for broker-dealer operations is included in trading securities and trading liabilities. Broker-dealer long positions are valued at bid price in the bid-ask spread. Short positions are valued at the ask price. Inventory positions are valued using observable inputs including current market transactions, LIBOR and U.S. treasury curves, credit spreads, and consensus prepayment speeds. Trading loans are valued using observable inputs including current market transactions, swap rates, mortgage rates, and consensus prepayment speeds.

Trading securities also include retained interests in prior securitizations that qualify as financial assets, which primarily include excess interest, interest-only strips and principal-only strips.

The fair value of excess interest is determined using prices from closely comparable assets such as MSR that are tested against prices determined using a valuation model that calculates the present value of estimated future cash flows. Inputs utilized in valuing excess interest are consistent with those used to value the related MSR. The fair value of excess interest typically changes based on changes in the discount rate and differences between modeled prepayment speeds and credit losses and actual experience. FHN uses assumptions in the model that it believes are comparable to those used by brokers and other service providers. FHN also periodically compares its estimates of fair value and assumptions with brokers, service providers, recent market activity, and against its own experience. FHN uses inputs including yield curves, credit spreads, and prepayment speeds to determine the fair value of principal-only strips.

In third quarter 2013, FHN agreed to sell substantially all of its remaining legacy mortgage servicing, including excess interest. FHN used the price in the definitive agreement, as adjusted for the portion of pricing that was not specific to the excess interest, as a third-party pricing source in the valuation of the excess interest.

Securities available-for-sale. Securities available-for-sale includes the investment portfolio accounted for as available-for-sale under ASC 320-10-25, federal bank stock holdings, short-term investments in mutual funds, and venture capital investments. Valuations of available-for-sale securities are performed using observable inputs obtained from market transactions in similar securities. Typical inputs include LIBOR and U.S. treasury curves, consensus prepayment estimates, and credit spreads. When available, broker quotes are used to support these valuations. Certain government agency debt obligations with limited trading activity are valued using a discounted cash flow model that incorporates a combination of observable and unobservable inputs. Primary observable inputs include contractual cash flows and the treasury curve. Significant unobservable inputs include estimated trading spreads and estimated prepayment speeds.

Investments in the stock of the Federal Reserve Bank and Federal Home Loan Banks are recognized at historical cost in the Consolidated Statements of Condition which is considered to approximate fair value. Short-term investments in mutual funds are measured at the funds' reported closing net asset values. Venture capital investments are typically measured using significant internally generated inputs including adjustments to industry comparables and discounted cash flows analysis.

Loans held-for-sale. FHN determines the fair value of residential real estate loans held-for-sale using a discounted cash flow model which incorporates both observable and unobservable inputs. Typical inputs include contractual cash flow requirements, current mortgage rates for similar products, estimated prepayment rates, credit spreads and delinquency penalty adjustments. Adjustments for delinquency and other differences in loan characteristics are typically reflected in the model's discount rates. Loss severity trends and the value of underlying collateral are also considered in assessing the appropriate fair value for severely delinquent loans and loans in foreclosure. The valuation of HELOCs also incorporates estimates of loan draw rates as well as estimated cancellation rates for loans expected to become delinquent.

Loans held-for-sale also includes loans made by the Small Business Administration (“SBA”), which are accounted for at LOCOM. The fair value of SBA loans is determined using an expected cash flow model that utilizes observable inputs such as the spread between LIBOR and prime rates, consensus prepayment speeds, and the treasury curve. The fair value of other non-residential real estate loans held-for-sale is approximated by their carrying values based on current transaction values.

Loans, net of unearned income. Loans, net of unearned income are recognized at the amount of funds advanced, less charge-offs and an estimation of credit risk represented by the allowance for loan losses. The fair value estimates for disclosure purposes differentiate loans based on their financial characteristics, such as product classification, vintage, loan category, pricing features, and remaining maturity.

The fair value of floating rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is considered to approximate book value due to the monthly repricing for commercial and consumer loans, with the exception of floating rate 1-4 family residential mortgage loans which reprice annually and will lag movements in market rates. The fair value for floating rate 1-4 family mortgage loans is calculated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period.

Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the floating rate 1-4 family residential mortgage portfolio.

The fair value of fixed rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period. Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the fixed rate mortgage and installment loan portfolios.

For all loan portfolio classes, adjustments are made to reflect liquidity or illiquidity of the market. Such adjustments reflect discounts that FHN believes are consistent with what a market participant would consider in determining fair value given current market conditions.

Individually impaired loans are measured using either a discounted cash flow methodology or the estimated fair value of the underlying collateral less costs to sell, if the loan is considered collateral-dependent. In accordance with accounting standards, the discounted cash flow analysis utilizes the loan's effective interest rate for discounting expected cash flow amounts. Thus, this analysis is not considered a fair value measurement in accordance with ASC 820. However, the results of this methodology are considered to approximate fair value for the applicable loans. Expected cash flows are derived from internally-developed inputs primarily reflecting expected default rates on contractual cash flows. For loans measured using the estimated fair value of collateral less costs to sell, fair value is estimated using appraisals of the collateral. Collateral values are monitored and additional write-downs are recognized if it is determined that the estimated collateral values have declined further. Estimated costs to sell are based on current amounts of disposal costs for similar assets. Carrying value is considered to reflect fair value for these loans.

Mortgage servicing rights. FHN recognizes all classes of MSR at fair value. Since sales of MSR tend to occur in private transactions and the precise terms and conditions of the sales are typically not readily available, there is a limited market to refer to in determining the fair value of MSR. As such, FHN primarily relies on a discounted cash flow model to estimate the fair value of its MSR. This model calculates estimated fair value of the MSR using predominant risk characteristics of MSR such as interest rates, type of product (fixed vs. variable), age (new, seasoned, or moderate), agency type and other factors. FHN uses assumptions in the model that it believes are comparable to those used by brokers and other service providers. FHN also periodically compares its estimates of fair value and assumptions with brokers, service providers, recent market activity, and against its own experience.

In third quarter 2013, FHN agreed to sell substantially all of its remaining legacy mortgage servicing. FHN used the price in the definitive agreement, as adjusted for the portion of pricing that was not specific to the MSR, as a third-party pricing source in the valuation of the MSR held at December 31, 2013.

Derivative assets and liabilities. The fair value for forwards and futures contracts is based on current transactions involving identical securities. Futures contracts are exchange-traded and thus have no credit risk factor assigned as the risk of non-performance is limited to the clearinghouse used.

Valuations of other derivatives (primarily interest rate related swaps, swaptions, caps, and collars) are based on inputs observed in active markets for similar instruments. Typical inputs include the LIBOR curve, Overnight Indexed Swap ("OIS") curve, option volatility, and option skew. In measuring the fair value of these derivative assets and liabilities, FHN has elected to consider credit risk based on the net exposure to individual counterparties. Credit risk is mitigated for these instruments through the use of mutual margining and master netting agreements as well as collateral posting requirements. Any remaining credit risk related to interest rate derivatives is considered in determining fair value through evaluation of additional factors such as customer loan grades and debt ratings. Foreign currency related derivatives also utilize observable exchange rates in the determination of fair value.

In conjunction with the sales of portions of its Visa Class B shares, FHN and the purchasers entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. The fair value of these derivatives has been determined using a discounted cash flow methodology for estimated future cash flows determined through use of probability weighted scenarios for multiple estimates of Visa's aggregate exposure to covered litigation matters, which include consideration of amounts funded by Visa into its escrow account for the covered litigation matters. Since this estimation process required application of judgment in developing significant unobservable inputs used to determine the possible outcomes and the probability weighting assigned to each scenario, these derivatives have been classified within Level 3 in fair value measurements disclosures.

Real estate acquired by foreclosure. Real estate acquired by foreclosure primarily consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Estimated fair value is determined using appraised values with subsequent adjustments for deterioration in values that are not reflected in the most recent appraisal. Real estate acquired by foreclosure also includes properties acquired in compliance with HUD servicing guidelines which are carried at the estimated amount of the underlying government insurance or guarantee.

Nonearning assets. For disclosure purposes, nonearning assets include cash and due from banks, accrued interest receivable, and capital markets receivables. Due to the short-term nature of cash and due from banks, accrued interest receivable, and capital markets receivables, the fair value is approximated by the book value.

Other assets. For disclosure purposes, other assets consist of tax credit investments and deferred compensation assets that are considered financial assets. Tax credit investments are written down to estimated fair value quarterly based on the estimated value of the associated tax credits. Deferred compensation assets are recognized at fair value, which is based on quoted prices in active markets.

Defined maturity deposits. The fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted by using the current market rates of similar instruments applicable to the remaining maturity. For disclosure purposes, defined maturity deposits include all certificates of deposit and other time deposits.

Undefined maturity deposits. In accordance with ASC 825, the fair value is approximated by the book value. For the purpose of this disclosure, undefined maturity deposits include demand deposits, checking interest accounts, savings accounts, and money market accounts.

Short-term financial liabilities. The fair value of federal funds purchased, securities sold under agreements to repurchase and other short-term borrowings are approximated by the book value. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization. Prior to fourth quarter 2013, Other short-term borrowings included a liability associated with transfers of MSR that did not qualify for sale accounting. This liability was accounted for at elected fair value, which was measured consistent with the related MSR, as previously described.

Term borrowings. The fair value is based on quoted market prices or dealer quotes for the identical liability when traded as an asset. When pricing information for the identical liability is not available, relevant prices for similar debt instruments are used with adjustments being made to the prices obtained for differences in characteristics of the debt instruments. If no relevant pricing information is available, the fair value is approximated by the present value of the contractual cash flows discounted by the investor's yield which considers FHN's and FTBNA's debt ratings.

Other noninterest-bearing liabilities. For disclosure purposes, other noninterest-bearing liabilities include accrued interest payable and capital markets payables. Due to the short-term nature of these liabilities, the book value is considered to approximate fair value.

Loan commitments. Fair values are based on fees charged to enter into similar agreements taking into account the remaining terms of the agreements and the counterparties' credit standing.

Other commitments. Fair values are based on fees charged to enter into similar agreements.

The following fair value estimates are determined as of a specific point in time utilizing various assumptions and estimates. The use of assumptions and various valuation techniques, as well as the absence of secondary markets for certain financial instruments, will likely reduce the comparability of fair value disclosures between financial institutions. Due to market illiquidity, the fair values for loans, net of unearned income, loans held-for-sale, and term borrowings as of December 31, 2013 and 2012, involve the use of significant internally-developed pricing assumptions for certain components of these line items. These assumptions are considered to reflect inputs that market participants would use in transactions involving these instruments as of the measurement date. Assets and liabilities that are not financial instruments (including MSR) have not been included in the following table such as the value of long-term relationships with deposit and trust customers, premises and equipment, goodwill and other intangibles, deferred taxes, and certain other assets and other liabilities. Accordingly, the total of the fair value amounts does not represent, and should not be construed to represent, the underlying value of the Company.

The following tables summarize the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded commitments as of December 31, 2013 and 2012.

	December 31, 2013
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$7,837,130	$-	$-	$7,759,902	$7,759,902
Commercial real estate	1,122,676	-	-	1,075,385	1,075,385
Retail:
Consumer real estate	5,206,586	-	-	4,858,031	4,858,031
Permanent mortgage	639,751	-	-	606,038	606,038
Credit card & other	329,122	-	-	331,088	331,088
Total loans, net of unearned income and allowance for loan losses	15,135,265	-	-	14,630,444	14,630,444

Short-term financial assets
Total interest-bearing cash	730,297	730,297	-	-	730,297
Federal funds sold	66,079	-	66,079	-	66,079
Securities purchased under agreements to resell	412,614	-	412,614	-	412,614
Total short-term financial assets	1,208,990	730,297	478,693	-	1,208,990

Trading securities (a)	801,718	-	794,518	7,200	801,718
Loans held-for-sale (a)	370,152	-	6,185	363,967	370,152
Securities available-for-sale (a) (b)	3,398,457	23,259	3,168,277	206,921	3,398,457
Derivative assets (a)	181,866	3,020	178,846	-	181,866

Other assets
Tax credit investments	66,128	-	-	66,128	66,128
Deferred compensation assets	23,880	23,880	-	-	23,880
Total other assets	90,008	23,880	-	66,128	90,008

Nonearning assets
Cash & due from banks	349,216	349,216	-	-	349,216
Capital markets receivables	45,255	-	45,255	-	45,255
Accrued interest receivable	69,208	-	69,208	-	69,208
Total nonearning assets	463,679	349,216	114,463	-	463,679
Total assets	$21,650,135	$1,129,672	$4,740,982	$15,274,660	$21,145,314

Liabilities:
Deposits:
Defined maturity	$1,505,712	$-	$1,520,950	$-	$1,520,950
Undefined maturity	15,229,244	-	15,229,244	-	15,229,244
Total deposits	16,734,956	-	16,750,194	-	16,750,194

Trading liabilities (a)	368,348	-	368,348	-	368,348

Short-term financial liabilities
Federal funds purchased	1,042,633	-	1,042,633	-	1,042,633
Securities sold under agreements to repurchase	442,789	-	442,789	-	442,789
Total other borrowings	181,146	-	181,146	-	181,146
Total short-term financial liabilities	1,666,568	-	1,666,568	-	1,666,568

Term borrowings
Real estate investment trust-preferred	45,828	-	-	47,000	47,000
Term borrowings - new market tax credit investment	18,000	-	-	17,685	17,685
Borrowings secured by residential real estate	310,833	-	-	268,249	268,249
Other long term borrowings	1,365,198	-	1,372,646	-	1,372,646
Total term borrowings	1,739,859	-	1,372,646	332,934	1,705,580

Derivative liabilities (a)	154,280	4,343	147,022	2,915	154,280

Other noninterest-bearing liabilities
Capital markets payables	21,173	-	21,173	-	21,173
Accrued interest payable	23,813	-	23,813	-	23,813
Total other noninterest-bearing liabilities	44,986	-	44,986	-	44,986
Total liabilities	$20,708,997	$4,343	$20,349,764	$335,849	$20,689,956

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million.

	December 31, 2012
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$8,700,765	$-	$-	$8,546,446	$8,546,446
Commercial real estate	1,148,238	-	-	1,114,187	1,114,187
Retail:
Consumer real estate	5,559,754	-	-	4,993,192	4,993,192
Permanent mortgage	740,655	-	-	617,385	617,385
Credit card & other	282,207	-	-	283,830	283,830
Total loans, net of unearned income and allowance for loan losses	16,431,619	-	-	15,555,040	15,555,040

Short-term financial assets
Total interest-bearing cash	353,373	353,373	-	-	353,373
Federal funds sold	34,492	-	34,492	-	34,492
Securities purchased under agreements to resell	601,891	-	601,891	-	601,891
Total short-term financial assets	989,756	353,373	636,383	-	989,756

Trading securities (a)	1,262,720	-	1,244,728	17,992	1,262,720
Loans held-for-sale (a)	401,937	-	26,251	375,686	401,937
Securities available-for-sale (a) (b)	3,061,808	15,277	2,839,545	206,986	3,061,808
Derivative assets (a)	292,472	1,850	290,622	-	292,472

Other assets
Tax credit investments	76,501	-	-	76,501	76,501
Deferred compensation assets	22,477	22,477	-	-	22,477
Total other assets	98,978	22,477	-	76,501	98,978

Nonearning assets
Cash & due from banks	469,879	469,879	-	-	469,879
Capital markets receivables	117,772	-	117,772	-	117,772
Accrued interest receivable	72,779	-	72,779	-	72,779
Total nonearning assets	660,430	469,879	190,551	-	660,430
Total assets	$23,199,720	$862,856	$5,228,080	$16,232,205	$22,323,141

Liabilities:
Deposits:
Defined maturity	$1,523,428	$-	$1,556,020	$-	$1,556,020
Undefined maturity	15,106,281	-	15,106,281	-	15,106,281
Total deposits	16,629,709	-	16,662,301	-	16,662,301

Trading liabilities (a)	564,429	-	564,429	-	564,429

Short-term financial liabilities
Federal funds purchased	1,351,023	-	1,351,023	-	1,351,023
Securities sold under agreements to repurchase	555,438	-	555,438	-	555,438
Total other borrowings	441,201	-	430,045	11,156	441,201
Total short-term financial liabilities	2,347,662	-	2,336,506	11,156	2,347,662

Term borrowings
Real estate investment trust-preferred	45,760	-	-	42,300	42,300
Term borrowings - new market tax credit investment	18,000	-	-	18,835	18,835
Borrowings secured by residential real estate	390,182	-	-	231,041	231,041
Other long term borrowings	1,772,540	-	1,729,527	-	1,729,527
Total term borrowings	2,226,482	-	1,729,527	292,176	2,021,703

Derivative liabilities (a)	202,269	2,546	197,548	2,175	202,269

Other noninterest-bearing liabilities
Capital markets payables	110,329	-	110,329	-	110,329
Accrued interest payable	28,114	-	28,114	-	28,114
Total other noninterest-bearing liabilities	138,443	-	138,443	-	138,443
Total liabilities	$22,108,994	$2,546	$21,628,754	$305,507	$21,936,807

Certain previously reported amounts have been reclassified to agree with current presentations.

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Unfunded Commitments:
Loan commitments	$8,836,656	$7,993,218	$1,923	$1,765
Standby and other commitments	318,149	367,785	4,653	4,933